Significant Accounting Judgments & Estimates - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) Property	Dec. 31, 2022 USD ($)
Accounting Judgements And Estimates [Abstract]
Number of proved properties | Property		2
Impairment | $	$ 0	$ (41,616)	$ 0